Long - Term Debt - Deferred Financing Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Issuance Costs, Net [Abstract]
Opening balance	$ 12,818	$ 7,100
Expenditure in the period	307	13,177
Amortization included within interest expense	(3,826)	(7,459)
Closing balance	$ 9,299	$ 12,818